OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2024
Other Assets [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

(in thousands of $)	June 30, 2024	December 31, 2023
Prepaid expenses	1,721	1,517
Receivable from charterers (1)	1,807	—
Other receivables (2)	4,685	1,895
Other current assets	8,213	3,412

(1) Receivable from charterers as of June 30, 2024 relates to the EUAs due from charterers under the EU ETS (see Note 2).
(2) Included in “other receivables” as of June 30, 2024 and December 31, 2023 is the current portion of compensation of the debt guarantees provided by Golar of the payment obligations of two of the acquired subsidiaries' debt related to two LNG carriers, Kool Ice and Kool Kelvin.